Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalent
Short-term deposits	$ 76,504	$ 1,228	$ 112
Current bank accounts	14,365	14,590	7,226
Total	$ 90,869	$ 15,818	$ 7,338	$ 7,338	$ 16,002